Profit on Sale of Assets Realization of Loans Indirect Tax and Other (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Mandatory convertible bonds underwriting and professional fees	$ 0	$ 26	$ 0
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0	0
Loss on disposal of land, equipment and assets, mineral rights and exploration properties	8	19	13
Reassessment Of Other Receivables	(1)	9	7
Mining contractor termination costs	0	1	0
(Recovery)/loss on consignment inventory	0	(5)	12
Loss Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	(43)	(3)	10
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	6	17	29
Royalties received	(79)	(8)	0
Impairment Of Investments	21	2	12
Profit on disposal of investments	0	(52)	0
Business interruption recoveries	0	(19)	(7)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(5)	(3)
Loss on sale of Tau Lekoa Gold mine	0	7	0
Obuasi [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	(3)	0	0
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(38)	(4)
Ayanfuri Mine [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(35)
Iss International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee	(2)	0	0
Other Royalty Agreements [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(1)	(1)
Australia [Member] | Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee	0	0	(56)
Foreign exchange loss			31
Australia [Member] | Red5 [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments		(7)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(1)		(3)
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	(10)	6	25
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	9	10	7
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	2
Colombia [Member] | B2 Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal of investments		(45)
Ghana [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	5
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
South Africa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		1
South Africa [Member] | Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	(46)
Business interruption recoveries		(19)	(11)
Reimbursement of costs (included in Production costs)		$ (16)